Financial Instruments and Financial Risk Management	6 Months Ended
Jun. 30, 2021
Disclosure of financial risk management [text block] [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Estimates of fair value:

Financial assets:

Level 1 and level 2 financial instruments:

Fair value measurements based on Quoted prices (unadjusted) in active markets (level 1):

	June 30,	December 31,
	2021	2020
	Level 1
	USD in thousands

Investment in SAFO	104	113
Elbit Imaging	1,112	-
Automax (Matomy)	1,696	-
	2,912	113

The following table presents the Level 1 financial assets roll-forward:

	Investment in SAFO	Elbit Imaging	Automax (Matomy)	Total
	USD in thousands

Balance as of January 1, 2021	113	-	-	113

Initial recognition at fair value upon dilution Equity investment	-	-	1,553	1,553
Additional investment		1,068		1,068
Currency translation		(4)	-	(4)
Revaluation	(9)	48	143	182

Balance as of June 30, 2021	104	1,112	1,696	2,912

Level 3 financial instruments:

The Company has several financial assets measured at fair value through profit or loss, which meet the level 3 criteria.

The following table presents the level 3 fair value financial assets:

	June 30,	December 31,
	2021	2020
	Level 3
	USD in thousands

Gix Media’s shares (see note 4.D)	-	2,438
Gix warrants	37	14
Conversion right (see note 4.D)	-	1,393
Anti-dilution -Gix	433	473
ScoutCam warrants	352	-
Maris investment	240
SAFO warrants	104	98
	1,166	4,416

Valuation processes of the financial assets:

Gix warrants - the Company used the Black-Scholes model, using the following principal assumptions: share price: NIS 1.62 expected volatility of 65.88%, risk-free interest of 0.05%, expected term of 3 years following the grant date. The asset amount is adjusted at each balance sheet date based on the then relevant assumptions, until the earlier of full exercise or expiration.

Anti-dilution feature - the Company used the Black-Scholes model, using the following principal assumptions: share price: NIS 1.62, 25% probability for the occurrence of an anti-dilution event, expected volatility of 65.88%, risk-free interest of 0.17%, expected term of 3 years following the issuance date.

ScoutCam warrants- the Company used the Black-Scholes model, using the following principal assumptions: share price: USD 1, expected volatility of 153.8%, risk-free interest of 0.06%, expected term of 3 years following the grant date. The asset amount is adjusted at each balance sheet date based on the then relevant assumptions, until the earlier of full exercise or expiration.

Maris investment - on April 12, 2021 the Company invested in Maris-Tech Ltd. (hereinafter – “Maris”) , Since Maris is a private company, the assumption is that the cost of the investment in the offering represents the fair value of the investment.

SAFO warrants- the Company used the Black-Scholes model, using the following principal assumptions: share price: USD 7.92, expected volatility of 489.8%, risk-free interest of 0.28%, expected term of 3 years following the grant date. The asset amount is adjusted at each balance sheet date based on the then relevant assumptions, until the earlier of full exercise or expiration.

The following table presents the Level 3 financial assets roll-forward:

	Gix Media’s shares	Gix Warrants	ScoutCam warrants	Maris investment	Conversion Right	Anti-dilution	SAFO Warrants	Total
		USD in thousands
Balance as of January 1, 2021	2,438	14	-	-	1,393	473	98	4,416
Initial recognition at fair value upon deconsolidation	-	-	581	-	-	-		581
Exercise of warrants	-	-	(199)	-	-	-		(199)
Changes in fair value recognized through profit or loss	(328)	23	(30)	240	224	(40)	6	95
Exercise of conversion right )see note 4)	(2,110)	-		-	(1,617)			(3,727)
Balance as of June 30, 2021	-	37	352	240	-	433	104	1,166

	Gix Media’s shares	Gix Warrants	Reverse earn out	Conversion Right	Anti-dilution	SAFO Warrants	Total
	USD in thousands
Balance as of January 1, 2020	2,637	71	-	619	289	-	3,616
Initial recognition of financial asset						98	98
Changes in fair value recognized through profit or loss	(199)	(57)		774	184	-	702
Balance as of December 31, 2020	2,438	14	-	1,393	473	98	4,416

Financial liabilities:

Level 1 financial instruments:

As of June 30, 2021, and December 31, 2020, the Group has financial liability measured at level 1 – Warrants C.

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 3 financial instruments:

The Company has several financial liabilities measured at fair value through profit or loss, which meet the level 3 criteria - warrants issued to investors.

The following table presents the financial liabilities that were measured at fair value:

	June 30			December 31
	2021			2020
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,479	34	1,513	1,003	36	1,039